Earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
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Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2018	2017	2016
Numerator:
Profit	$86,436	$37,763	$59,880
Denominator:
Basic weighted average ordinary shares outstanding	50,388,440	50,582,852	51,372,117
Dilutive impact of equivalent stock options and RSUs	2,527,160	2,357,456	2,267,553
Diluted weighted average ordinary shares outstanding	52,915,600	52,940,308	53,639,670